UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

JUNE 30, 2018

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 36.5%
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/20	$1,176,868	$1,164,526
U.S. Treasury Bonds, Inflation Indexed	1.250%	7/15/20	689,304	700,624
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	1,751,374	1,715,680
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/22	2,723,775	2,678,971
U.S. Treasury Bonds, Inflation Indexed	0.125%	1/15/23	2,170,900	2,122,653
U.S. Treasury Bonds, Inflation Indexed	0.625%	4/15/23	3,429,478	3,424,017
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/23	3,197,532	3,169,279
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/24	1,477,238	1,436,396
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	4,430,813	4,856,684
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	356,286	452,763
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	5,134,624	6,039,068
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,743,308	3,620,111
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	347,757	437,732
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	995,358	1,261,900
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,440,096	3,845,507
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,638,514	1,591,837

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $38,361,861)				38,517,748

			SHARES
COMMON STOCKS - 19.3%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Aptiv PLC			995	91,172

Automobiles - 0.2%
Guangzhou Automobile Group Co., Ltd., Class H Shares			61,600	59,793	(a)
Mazda Motor Corp.			7,400	90,623	(a)
Subaru Corp.			3,400	98,916	(a)

Total Automobiles				249,332

Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc.			2,465	117,334
Genting Singapore Ltd.			151,800	136,352	(a)
Jack in the Box Inc.			1,293	110,060
Wyndham Destination Inc.			1,323	58,569
Wyndham Hotels & Resorts Inc.			1,323	77,832

Total Hotels, Restaurants & Leisure				500,147

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Household Durables - 0.3%
Electrolux AB, Class B Shares	4,795	$109,122	(a)
Persimmon PLC	3,125	104,438	(a)
Taylor Wimpey PLC	34,406	81,215	(a)

Total Household Durables		294,775

Media - 0.1%
CBS Corp., Class B Shares, Non Voting Shares	2,673	150,276

Specialty Retail - 0.9%
Home Depot Inc.	1,810	353,131
Lowe’s Cos. Inc.	2,422	231,470
Ross Stores Inc.	1,937	164,161
TJX Cos. Inc.	1,585	150,860

Total Specialty Retail		899,622

Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	1,198	83,728	(a)

TOTAL CONSUMER DISCRETIONARY		2,269,052

CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Kirin Holdings Co., Ltd.	7,000	187,115	(a)

Food & Staples Retailing - 0.1%
Walmart Inc.	1,518	130,017

Food Products - 0.4%
Archer-Daniels-Midland Co.	3,220	147,573
Indofood Sukses Makmur Tbk PT	190,200	88,203	(a)
Morinaga & Co. Ltd.	2,400	114,976	(a)
Nichirei Corp.	3,200	81,306	(a)

Total Food Products		432,058

Health Care Providers & Services - 0.1%
CVS Health Corp.	1,602	103,089

Household Products - 0.2%
Church & Dwight Co. Inc.	2,230	118,547
Clorox Co.	812	109,823

Total Household Products		228,370

Tobacco - 0.1%
KT&G Corp.	746	71,537	(a)

TOTAL CONSUMER STAPLES		1,152,186

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Subsea 7 SA	9,631	153,393	(a)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.3%
China Petroleum & Chemical Corp., Class H Shares	160,000	$143,619	(a)
Exxon Mobil Corp.	1,548	128,066
Formosa Petrochemical Corp.	42,000	168,418	(a)
OMV AG	2,919	165,362	(a)
Petroleo Brasileiro SA, ADR	13,904	122,911
Polskie Gornictwo Naftowe i Gazownictwo SA	85,701	130,576	*(a)
Repsol SA	6,455	126,051	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	125,892	(a)
Valero Energy Corp.	2,000	221,660

Total Oil, Gas & Consumable Fuels		1,332,555

TOTAL ENERGY		1,485,948

FINANCIALS - 3.8%
Banks - 1.6%
Bank of America Corp.	10,209	287,792
BNP Paribas SA	2,233	138,412	(a)
Canadian Imperial Bank of Commerce	2,100	182,677
Citigroup Inc.	3,433	229,736
Citizens Financial Group Inc.	5,376	209,126
Danske Bank A/S	4,373	136,678	(a)
JPMorgan Chase & Co.	2,182	227,364
National Bank of Canada	4,400	211,256

Total Banks		1,623,041

Capital Markets - 0.1%
Bank of New York Mellon Corp.	2,110	113,792

Consumer Finance - 0.2%
Capital One Financial Corp.	2,591	238,113

Diversified Financial Services - 0.1%
Standard Life Aberdeen PLC	32,443	139,420	(a)

Insurance - 1.8%
Allianz SE, Registered Shares	1,157	239,081	(a)
Allstate Corp.	2,131	194,496
American Financial Group Inc.	1,531	164,322
Axis Capital Holdings Ltd.	1,232	68,524
Dai-ichi Life Holdings Inc.	7,700	136,962	(a)
DB Insurance Co., Ltd.	1,293	68,433	(a)
Hannover Rueck SE	1,430	178,288	(a)
Hanover Insurance Group Inc.	844	100,909
Legal & General Group PLC	31,700	111,251	(a)
Prudential Financial Inc.	1,232	115,204
SCOR SE	4,350	161,364	(a)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Swiss Life Holding AG, Registered Shares	447	$155,474	(a)
Swiss Re AG	1,657	143,178	(a)

Total Insurance		1,837,486

TOTAL FINANCIALS		3,951,852

HEALTH CARE - 2.7%
Biotechnology - 0.6%
Amgen Inc.	1,163	214,678
Biogen Inc.	528	153,247	*
Gilead Sciences Inc.	1,978	140,122
United Therapeutics Corp.	808	91,425	*

Total Biotechnology		599,472

Health Care Equipment & Supplies - 0.6%
Baxter International Inc.	3,494	257,997
Edwards Lifesciences Corp.	1,300	189,241	*
Hoya Corp.	2,300	130,625	(a)
Masimo Corp.	1,169	114,153	*

Total Health Care Equipment & Supplies		692,016

Health Care Providers & Services - 1.2%
Aetna Inc.	619	113,586
Anthem Inc.	1,058	251,836
Cigna Corp.	637	108,258
Express Scripts Holding Co.	2,156	166,465	*
Humana Inc.	545	162,208
McKesson Corp.	610	81,374
Miraca Holdings Inc.	2,800	83,367	(a)
UnitedHealth Group Inc.	855	209,766
WellCare Health Plans Inc.	572	140,849	*

Total Health Care Providers & Services		1,317,709

Pharmaceuticals - 0.3%
Bayer AG, Registered Shares	595	65,555	(a)
Merck & Co. Inc.	1,702	103,311
Shionogi & Co., Ltd.	2,100	107,769	(a)

Total Pharmaceuticals		276,635

TOTAL HEALTH CARE		2,885,832

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.7%
Boeing Co.	933	313,031
Leonardo SpA	7,931	78,309	(a)
Northrop Grumman Corp.	361	111,080
Safran SA	1,600	194,092	(a)

Total Aerospace & Defense		696,512

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Airlines - 0.3%
Qantas Airways Ltd.	37,336	$170,728	(a)
Southwest Airlines Co.	2,641	134,374

Total Airlines		305,102

Building Products - 0.1%
Owens Corning	2,001	126,803

Construction & Engineering - 0.1%
HOCHTIEF AG	516	93,231	(a)

Electrical Equipment - 0.1%
Vestas Wind Systems A/S	2,356	145,651	(a)

Industrial Conglomerates - 0.1%
LG Corp.	1,386	89,565	(a)

Machinery - 0.2%
Toro Co.	2,859	172,255

Professional Services - 0.1%
Manpowergroup Inc.	1,639	141,052

Road & Rail - 0.1%
Union Pacific Corp.	730	103,426

Trading Companies & Distributors - 0.1%
Marubeni Corp.	11,000	83,824	(a)
Sumitomo Corp.	5,200	85,342	(a)

Total Trading Companies & Distributors		169,166

Transportation Infrastructure - 0.1%
Aena SME SA	548	99,407	(a)

TOTAL INDUSTRIALS		2,142,170

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.3%
Cisco Systems Inc.	7,437	320,014

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd.	26,000	183,146	(a)

Internet Software & Services - 0.5%
Alphabet Inc., Class A Shares	241	272,135	*
Facebook Inc., Class A Shares	1,309	254,365	*

Total Internet Software & Services		526,500

IT Services - 0.1%
Visa Inc., Class A Shares	853	112,980

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials Inc.	4,488	$207,301
Broadcom Inc.	491	119,136
KLA-Tencor Corp.	727	74,539
NVIDIA Corp.	811	192,126
Texas Instruments Inc.	1,717	189,299

Total Semiconductors & Semiconductor Equipment		782,401

Software - 0.3%
Microsoft Corp.	1,764	173,948
VMware Inc., Class A Shares	1,320	194,000	*

Total Software		367,948

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc.	3,363	622,525
FUJIFILM Holdings Corp.	4,000	156,044	(a)
HP Inc.	8,802	199,717
Lite-On Technology Corp.	51,000	61,676	(a)
Samsung Electronics Co., Ltd.	7,200	300,643	(a)

Total Technology Hardware, Storage & Peripherals		1,340,605

TOTAL INFORMATION TECHNOLOGY		3,633,594

MATERIALS - 1.4%
Chemicals - 0.5%
Celanese Corp., Class A Shares	1,141	126,719
Chemours Co.	2,245	99,588
Covestro AG	916	81,677	(a)
Huntsman Corp.	5,489	160,279

Total Chemicals		468,263

Containers & Packaging - 0.1%
Avery Dennison Corp.	1,281	130,790

Metals & Mining - 0.6%
Anglo American PLC	4,271	94,849	(a)
Boliden AB	2,937	95,038	(a)
Glencore PLC	20,620	97,763	(a)
POSCO	349	103,111	(a)
Rio Tinto PLC	2,643	145,769	(a)
South32 Ltd.	42,949	115,669	(a)

Total Metals & Mining		652,199

Paper & Forest Products - 0.2%
UPM-Kymmene OYJ	5,000	178,540	(a)

TOTAL MATERIALS		1,429,792

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY			SHARES	VALUE
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd.			111,000	$193,652	(a)
Country Garden Services Holdings Co., Ltd.			12,759	16,360	*

TOTAL REAL ESTATE				210,012

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc.			3,849	123,591
China Telecom Corp., Ltd., Class H Shares			134,000	62,487	(a)
KT Corp., ADR			7,042	93,518
LG Uplus Corp.			6,096	76,598	(a)
Nippon Telegraph & Telephone Corp.			4,336	197,025	(a)

Total Diversified Telecommunication Services				553,219

Wireless Telecommunication Services - 0.2%
KDDI Corp.			6,500	177,714	(a)

TOTAL TELECOMMUNICATION SERVICES				730,933

UTILITIES - 0.4%
Electric Utilities - 0.1%
Kansai Electric Power Co. Inc.			9,300	135,440	(a)

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy Inc.			5,281	162,126

Multi-Utilities - 0.1%
AGL Energy Ltd.			6,000	100,003	(a)

TOTAL UTILITIES				397,569

TOTAL COMMON STOCKS (Cost - $14,549,616)				20,288,940

INVESTMENTS IN UNDERLYING FUNDS - 16.2%
Invesco S&P 500 Top 50 ETF			6,799	1,310,371
iShares Edge MSCI USA Momentum Factor ETF			44,737	4,907,649
Vanguard REIT ETF			133,545	10,877,240

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $12,038,868)				17,095,260

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 2.7%
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	$50,000	49,722

Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	50,000	53,668
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	229,144
Apache Corp., Senior Notes	2.625%	1/15/23	50,000	47,505

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT		VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.100%	9/1/40	$30,000		$29,615
Apache Corp., Senior Notes	4.750%	4/15/43	230,000		219,371
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	50,000		47,828
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	240,000		236,844
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000		253,580
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		48,683
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000		49,367
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000		234,817
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000		94,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000		97,250
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	160,000		194,189

Total Oil, Gas & Consumable Fuels					1,836,421

TOTAL ENERGY					1,886,143

MATERIALS - 0.9%
Metals & Mining - 0.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000		201,750	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		186,485	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	40,000		43,300
ArcelorMittal, Senior Notes	7.000%	10/15/39	60,000		69,192
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000		52,472
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		47,282	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000		83,842	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		218,485
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		38,100

TOTAL MATERIALS					940,908

TOTAL CORPORATE BONDS & NOTES (Cost - $2,867,383)					2,827,051

SOVEREIGN BONDS - 0.5%
Brazil - 0.3%
Federative Republic of Brazil, Notes	6.000%	8/15/30	1,447,091	BRL	377,958

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	200,000		179,552

TOTAL SOVEREIGN BONDS (Cost - $617,919)					557,510

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		EXPIRATION DATE	RIGHTS	VALUE
RIGHTS - 0.0%
Repsol SA (Cost - $3,635)			6,455	$3,664	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $68,439,282)				79,290,173

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 23.0%
U.S. Treasury Bills - 16.0%
U.S. Treasury Bills	1.908%	9/13/18	$9,600,000	9,563,500	(c)
U.S. Treasury Bills	2.075%	12/13/18	7,400,000	7,331,608	(c)

Total U.S. Treasury Bills (Cost - $16,894,009)				16,895,108

			SHARES
Money Market Funds - 7.0%
Invesco Government & Agency Portfolio, Institutional Class	1.851%		6,803,957	6,803,957
Dreyfus Government Cash Management, Institutional Shares	1.242%		75,942	75,942
Invesco Treasury Portfolio, Institutional Class	1.826%		480,232	480,232

Total Money Market Funds (Cost - $7,360,131)				7,360,131

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,254,140)				24,255,239

TOTAL INVESTMENTS - 98.2% (Cost - $92,693,422)				103,545,412
Other Assets in Excess of Liabilities - 1.8%				1,869,552

TOTAL NET ASSETS - 100.0%				$105,414,964

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	87	9/18	$8,328,867	$8,437,774	$108,907
Dax Index	3	9/18	1,078,040	1,029,904	(48,136)
E-Mini S&P 500 Index	5	9/18	680,400	665,124	(15,276)
Euro-Bund	54	9/18	10,250,598	10,360,972	110,374
FTSE 100 Index	11	9/18	1,103,529	1,090,075	(13,454)
S&P GSCI	175	9/18	21,310,625	21,747,390	436,765
S&P/TSX 60	14	9/18	2,051,679	2,067,519	15,840
SPI 200 Index	14	9/18	1,592,440	1,624,786	32,346
Topix Index	8	9/18	1,250,418	1,217,541	(32,877)
United Kingdom Long Gilt Bond	13	9/18	2,111,310	2,115,782	4,472

					598,961

Contracts to Sell:
Canadian 10-Year Bonds	47	9/18	4,887,514	4,903,643	(16,129)
Euro-Bund	17	9/18	3,227,040	3,246,987	(19,946)
Japenese 10-Year Bonds	13	9/18	1,771,142	1,773,884	(2,742)
U.S. Treasury 10-Year Notes	103	9/18	12,379,313	12,467,924	(88,611)
U.S. Treasury Long-Term Bonds	4	9/18	580,000	583,074	(3,074)

					(130,502)

Net unrealized appreciation on open futures contracts					$468,459

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,921,000	USD	2,219,475	BNY Mellon	7/13/18	$(57,718)
CAD	6,833,000	USD	5,269,880	BNY Mellon	7/13/18	(70,961)
CHF	1,155,000	USD	1,175,146	BNY Mellon	7/13/18	(7,431)
JPY	614,800,000	USD	5,581,774	BNY Mellon	7/13/18	(23,539)
USD	126,462	CAD	164,000	BNY Mellon	7/13/18	1,682
USD	5,274,981	CHF	5,185,000	BNY Mellon	7/13/18	32,901
USD	2,327,976	EUR	1,973,000	BNY Mellon	7/13/18	21,552
USD	4,679,745	SEK	40,270,000	BNY Mellon	7/13/18	178,992
EUR	15,741,000	USD	18,576,230	Citibank N.A.	7/13/18	(175,108)
GBP	3,691,000	USD	4,941,450	Citibank N.A.	7/13/18	(67,138)
MXN	40,900,000	USD	1,973,965	Citibank N.A.	7/13/18	80,786
NOK	50,580,000	USD	6,316,365	Citibank N.A.	7/13/18	(102,400)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	5,188,000	USD	3,652,259	Citibank N.A.	7/13/18	$(138,395)
SEK	11,820,000	USD	1,373,775	Citibank N.A.	7/13/18	(52,720)
USD	419,470	AUD	552,000	Citibank N.A.	7/13/18	10,949

Total						$(368,548)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund’s holds securities or other assets that are denominated in a foreign currency, the Fund’s will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$38,517,748	—	$38,517,748
Common Stocks:
Consumer Discretionary	$1,504,865	764,187	—	2,269,052
Consumer Staples	609,049	543,137	—	1,152,186
Energy	472,637	1,013,311	—	1,485,948
Financials	2,343,311	1,608,541	—	3,951,852
Health Care	2,498,516	387,316	—	2,885,832
Industrials	1,102,021	1,040,149	—	2,142,170
Information Technology	2,932,085	701,509	—	3,633,594
Materials	517,376	912,416	—	1,429,792
Real Estate	16,360	193,652	—	210,012
Telecommunication Services	217,109	513,824	—	730,933
Utilities	162,126	235,443	—	397,569
Investments in Underlying Funds	17,095,260	—	—	17,095,260
Corporate Bonds & Notes	—	2,827,051	—	2,827,051
Sovereign Bonds	—	557,510	—	557,510
Rights	—	3,664	—	3,664

Total Long-Term Investments	29,470,715	49,819,458	—	79,290,173

Short-Term Investments†:
U.S. Treasury Bills	—	16,895,108	—	16,895,108
Money Market Funds	7,360,131	—	—	7,360,131

Total Short-Term Investments	7,360,131	16,895,108	—	24,255,239

Total Investments	$36,830,846	$66,714,566	—	$103,545,412

Other Financial Instruments:
Futures Contracts	708,704	—	—	708,704
Forward Foreign Currency Contracts	—	326,862	—	326,862

Total Other Financial Instruments	$708,704	$326,862	—	$1,035,566

Total	$37,539,550	$67,041,428	—	$104,580,978

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$240,245	—	—	$240,245
Forward Foreign Currency Contracts	—	$695,410	—	695,410

Total	$240,245	$695,410	—	$935,655

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $7,913,485 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018